Supplement to the
Fidelity® Fund
Class K
August 29, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta (Co-Portfolio Manager) has managed the fund since 2024.
Effective December 31, 2025, Ms. Gupta will no longer serve as Co-Portfolio Manager for the fund and Mr. Razzaque will assume sole portfolio manager responsibilities.
Fahim Razzaque (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta is Co-Portfolio Manager of Fidelity® Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Effective December 31, 2025, Ms. Gupta will no longer serve as Co-Portfolio Manager for the fund and Mr. Razzaque will assume sole portfolio manager responsibilities.
Fahim Razzaque is Co-Portfolio Manager of Fidelity® Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Razzaque has worked as a managing director of research, research analyst, and portfolio manager.
FID-K-PSTK-0625-112 1.900379.112	June 13, 2025
Supplement to the
Fidelity® Fund
August 29, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta (Co-Portfolio Manager) has managed the fund since 2024.
Effective December 31, 2025, Ms. Gupta will no longer serve as Co-Portfolio Manager for the fund and Mr. Razzaque will assume sole portfolio manager responsibilities.
Fahim Razzaque (Co-Portfolio Manager) has managed the fund since 2025.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Nidhi Gupta is Co-Portfolio Manager of Fidelity® Fund, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2007, Ms. Gupta has worked as an equity research analyst and portfolio manager.
Effective December 31, 2025, Ms. Gupta will no longer serve as Co-Portfolio Manager for the fund and Mr. Razzaque will assume sole portfolio manager responsibilities.
Fahim Razzaque is Co-Portfolio Manager of Fidelity® Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Razzaque has worked as a managing director of research, research analyst, and portfolio manager.
FID-PSTK-0625-124 1.712065.124	June 13, 2025